Non-Controlling Interests - Cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	€ 208,283	€ (10,867)	€ 596,975
Net cash flows from investing activities	(397,636)	(1,978,823)	(854,149)
Net cash flows from financing activities	186,045	(173,493)	2,297,679
Net increase / (decrease) in cash and cash equivalents	(18,402)	(2,127,632)	€ 2,095,964
Haema AG | Haema AG
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	23,278	(11,479)
Net cash flows from investing activities	(28,367)	(14,515)
Net increase / (decrease) in cash and cash equivalents	(5,089)	(25,994)
BPC Plasma, Inc | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	5,814	17,534
Net cash flows from investing activities	(8,421)	(69,003)
Net increase / (decrease) in cash and cash equivalents	(2,607)	(51,469)
Biotest AG | Biotest AG
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	(3,608)	(39,881)
Net cash flows from investing activities	209	(29,358)
Net cash flows from financing activities	(4,829)	91,219
Net increase / (decrease) in cash and cash equivalents	(8,228)	21,980
GDS Group | GDS Group
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	232,418	220,566
Net cash flows from investing activities	(204,591)	(222,612)
Net cash flows from financing activities	(27,378)	1,914
Net increase / (decrease) in cash and cash equivalents	€ 449	€ (132)